Variable Interest Entities (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities
The following table reflects the balance sheet of FTW that is consolidated within the condensed consolidated balance sheets, including Receivable from Parent, net and McAfee Corp.’s interest in the variable interest entity (“VIE”) that are eliminated upon consolidation.

(in millions)	December 26, 2020	June 26, 2021
Assets
Current assets:
Cash and cash equivalents	$231	$416
Accounts receivable, net	102	95
Deferred costs	137	163
Other current assets	42	44
Current assets of discontinued operations	402	317

Total current assets	914	1,035
Property and equipment, net	115	103
Goodwill	1,018	1,018
Identified intangible assets, net	729	631
Deferred tax assets	25	25
Receivable from Parent, net	46	—
Other long-term assets	67	93
Long-term assets of discontinued operations	2,560	2,528

Total assets	$5,474	$5,433

Liabilities and deficit
Current liabilities:
Accounts payable and other current liabilities	$211	$236
Accrued compensation and benefits	179	117
Accrued marketing	118	94
Income taxes payable	14	18
Long-term debt, current portion	44	44
Lease liabilities, current portion	10	9
Liability to Parent, net	—	3
Deferred revenue	823	926
Current liabilities of discontinued operations	970	925

Total current liabilities	2,369	2,372
Long-term debt, net	3,943	3,904
Deferred tax liabilities	5	7
Other long-term liabilities	153	126
Deferred revenue, less current portion	80	93
Long-term liabilities of discontinued operations	662	609

Total liabilities	7,212	7,111

Members’ deficit:
Deficit attributable to Continuing LLC Owners	(1,092)	(1,041)
Deficit attributable to McAfee Corp.	(646)	(637)

Total deficit	(1,738)	(1,678)

Total liabilities and deficit	$5,474	$5,433

The following table reflects the balance sheet of FTW that is consolidated within the consolidated balance sheets, including Receivable from Parent, net and McAfee Corp.’s interest in the variable interest entity (“VIE”) that are eliminated upon consolidation.
The consolidated balance sheet as of December 28, 2019 and for periods prior to the IPO and the Reorganization Transactions is the balance sheet of FTW as the predecessor to the Company for accounting and reporting purposes and, therefore, 2019 is not presented below.

(in millions)	December 26, 2020
Assets
Current assets:
Cash and cash equivalents	$231
Accounts receivable, net	102
Deferred costs	137
Other current assets	42
Current assets of discontinued operations	402

Total current assets	914
Property and equipment, net	115
Goodwill	1,018
Identified intangible assets, net	729
Deferred tax assets	25
Receivable from Parent, net	46
Other long-term assets	67
Long-term assets of discontinued operations	2,560

Total assets	$5,474

Liabilities and deficit
Current liabilities:
Accounts payable and other current liabilities	$211
Accrued compensation and benefits	179
Accrued marketing	118
Income taxes payable	14
Long-term debt, current portion	44
Lease liabilities, current portion	10
Liability to parent	—
Deferred revenue	823
Current liabilities of discontinued operations	970

Total current liabilities	2,369
Long-term debt, net	3,943
Deferred tax liabilities	5
Other long-term liabilities	153
Deferred revenue, less current portion	80
Long-term liabilities of discontinued operations	662

Total liabilities	7,212

Members’ deficit:
Deficit attributable to Continuing LLC Owners	(1,092)
Deficit attributable to McAfee Corp.	(646)

Total deficit	(1,738)

Total liabilities and deficit	$5,474